Leases - Components of Net Investment in Sales - Type and Direct Financing Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net Investment in Leases [Abstract]
Lease receivables	$ 10,738	$ 11,890
Unguaranteed residual values accruing to the lessor's benefit	1,610	1,787
Total net investment in sales-type and direct financing leases	$ 12,348	$ 13,677